ACCOUNTS RECEIVABLE (Narrative) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Accounts receivable used to secure bank borrowings	¥ 13,164	$ 2,023	¥ 34,850
Secured debt	¥ 20,100	$ 3,089	¥ 45,400